Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans Payable, Noncurrent [Abstract]
2017 - current maturities	$ 137,905
2018	164,711
2019	37,905
2020	237,508
Long-term Debt, total	$ 578,029	$ 470,458